Cover	Nov. 03, 2026
Entity Information [Line Items]
Central Index Key	0000798354
Amendment Flag	false
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Registrant Name	Fiserv, Inc.
Entity Address, Address Line One	600 N. Vel R. Phillips Avenue
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53203
City Area Code	262
Local Phone Number	879-5000
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	WI
Entity File Number	1-38962
Entity Tax Identification Number	39-1506125
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FISV
Security Exchange Name	NASDAQ
1.125% Senior Notes Due July 2027
Entity Information [Line Items]
Title of 12(b) Security	1.125% Senior Notes due 2027
Trading Symbol	FISV27
Security Exchange Name	NASDAQ
2.875% Senior Notes Due June 2028
Entity Information [Line Items]
Title of 12(b) Security	2.875% Senior Notes due 2028
Trading Symbol	FISV28C
Security Exchange Name	NASDAQ
1.625% Senior Notes Due July 2030
Entity Information [Line Items]
Title of 12(b) Security	1.625% Senior Notes due 2030
Trading Symbol	FISV30
Security Exchange Name	NASDAQ
3.75% Senior Notes Due June 2030
Entity Information [Line Items]
Title of 12(b) Security	3.750% Senior Notes due 2030
Trading Symbol	FISV30A
Security Exchange Name	NASDAQ
3.0% Senior Notes Due July 2031
Entity Information [Line Items]
Title of 12(b) Security	3.000% Senior Notes due 2031
Trading Symbol	FISV31
Security Exchange Name	NASDAQ
4.500% Senior Notes Due May 2031
Entity Information [Line Items]
Title of 12(b) Security	4.500% Senior Notes due 2031
Trading Symbol	FISV31A
Security Exchange Name	NASDAQ
3.5% Senior Notes Due June 2032
Entity Information [Line Items]
Title of 12(b) Security	3.500% Senior Notes due 2032
Trading Symbol	FISV32
Security Exchange Name	NASDAQ
4.25% Senior Notes Due June 2034
Entity Information [Line Items]
Title of 12(b) Security	4.250% Senior Notes due 2034
Trading Symbol	FISV34
Security Exchange Name	NASDAQ
4.0% Senior Notes Due June 2036
Entity Information [Line Items]
Title of 12(b) Security	4.000% Senior Notes due 2036
Trading Symbol	FISV36
Security Exchange Name	NASDAQ